Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                       Facsimile:  303-220-9902


March 2, 2006

Janice McGuirk
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Dulcin Izmir
      Registration Statement on Form SB-2
      Filed January 13, 2006
      File No. 333-131043

Dear Ms. McGuirk:

Pursuant to your comment letter dated February 6, 2006, please note the following responses.

General
1. As a substantial amount of outstanding securities are being registered for resale by affiliates of Dulcin Izmir, the proposed offering appears to be an offering ?by or on behalf? of the registrant. Because Dulcin Izmir is unable to conduct an ?at the market ? offering under Rule 415, please revise the terms of the offering to indicate that the securities will be offered and sold at a fixed price, which is
disclosed in your prospectus, for the duration of the offering.   Also,
please disclose that the selling shareholders are acting as underwriters for the registrant when reselling the securities.

The disclosure has been revised on the prospectus cover page, summary and selling security holders sections to read as follows:

The selling security holders will sell their common shares at
$.25 per common share for the duration of the offering.   The
selling security holders are acting as underwriters for Dulcin
Izmir when reselling their securities.   We will not receive any
proceeds from the sale of any of these common shares.

Business Experience of Officers and Directors
2.   Please provide a complete description of Ms. Maz?s business experience, including her positions with China Granite and FUSA Capital
Corp.   Please disclose the business of FUSA Capital Corp. during Ms.
Maz?s association with that company.

Ms. Maz?s business experience has been revised as follows:

Maria Camila Maz.   Ms. Maz has been an officer and director of
Dulcin Izmir since inception.   From 2002 to present, Ms. Maz has
been the president of Prosper Financial, Inc., a management company that currently has a contract with China Granite Corporation, a reporting company and a company that mines, processes and distributes various granites and produces and distributes Rare Earth metals and alloys. In this role, Ms. Max
acts as secretary and treasurer of China Granite.   From May 2004
to March 2005, Ms. Maz was president and director of FUSA Capital Corporation, a reporting company engaged in ownership, development and marketing video and audio search engine
technology.   From 2000-2002, Ms. Maz was executive assistant and
investment analyst for Auron 2000, Inc., a company engaged in consulting and management of companies in several industries from biotech to technology and

3. Disclose that China Granite and FUSA Capital Corp. are SEC reporting companies.

The fact that China Granite and FUSA Capital Corp. are SEC reporting companies has been disclosed.

Security Ownership of Certain Beneficial Owners and Management
4. Please disclose the individuals who are the beneficial owners of the shares held of record by Cadaques SA, GIG Limited and Stratton SA. These owners include all individuals with sole or shared voting or dispositive control over the shares.

The disclosure has been revised as follows:

Name of Beneficial Owners       Common Stock                         Percentage
Owned
                              Beneficially Owned   Before Offering     After
Offering
Maria Camila Maz
530 Vittorio Avenue
Coral Gables, FL 33146              5,000,000         41.67%               31.25%

Cadaques S.A.(1)
Avenida Brasil 3031, Apto 102
Montevideo, Uruguay                 1,000,000          8.33%                6.25%

GIG Limited(2)
105 Marbel Drive, PO Box 1436
Georgetown, Cayman Islands            800,000          6.67%                5.00%

Costas Michael Takkas(2)
2642 Collins Avenue, Apt. 305
Miami, FL 33140                     1,000,000          8.33%                6.25%

Ricardo Requena
25 de Mayo 444, P2
Montevideo, Uruguay                 1,000,000          8.33%                6.25%




Stratton S.A.(3)
Carace 524, Apto 701
Montevideo, Uruguay                 1,000,000          8.33%                6.25%

Directors and Officers,
   as a group                       5,000,000         41.67%               31.25%

Based upon 12,000,000 issued and outstanding as of January 31, 2006.
(1) The beneficial owner of Cadaques S.A. is Mario Rovella, a non-affiliate.
(2) The beneficial owner of GIG Ltd. is Costas Takkas.  Mr.
Takkas would be deemed a beneficial owner of a total of 2,000,000 common shares representing 16.66% of the outstanding common shares prior to the offering and 12.50% of the outstanding common shares after the offering.
(3)The beneficial owner for Stratton S.A. is Manon Lecueder, a non-affiliate.

Financial Statements
5. Please note the updating requirements for the financial statements as set forth in Item 310(g) of Regulation S-B, and provide a current consent of the independent accountants in any amendments.

The financial statements have been updated as required. Additionally, a current consent of the independent accountants has been included.


Very truly yours,

/s/Jody M. Walker
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Jody M. Walker